7. Notes Payable (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes Payable Details Narrative
Notes payable to IQMS, an enterprise resources planning software provider	$ 33,500
Note payable to Premium Assignment Corporation	32,500
Total outstanding short term notes	66,000
Current loan payable on line of credit	4,000
Gain on debt restructured	60,000
Principal and accrued interest on notes payable past due	$ 420,000	$ 362,000